Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2025
Long-term Investments
Schedule of long-term investments

	As of March 31,
	2025	2024
Held-to-maturity investments, amortized cost basis (net off expected credit losses)	$840	$815
Interest earned on investments	990	797
Held-to-maturity investments, net carrying amount	$1,830	$1,612